Net Income per Share (Calculation of Basic and Diluted EPS) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Net Income per Share [Abstract]
Net income	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 1,701	$ 1,886	$ 1,528	$ 1,293	$ 9,557	$ 6,408
Weighted average common shares outstanding - Basic									8,425	7,856
Plus: Potential dilutive common stock equivalents									104	89
Weighted average common shares outstanding - Diluted									8,529	7,945
Net income per common share - Basic	$ 0.31	$ 0.30	$ 0.29	$ 0.23	$ 0.21	$ 0.24	$ 0.20	$ 0.17	$ 1.13	$ 0.82
Net income per common share - Diluted	$ 0.31	$ 0.30	$ 0.28	$ 0.23	$ 0.20	$ 0.24	$ 0.20	$ 0.17	$ 1.12	$ 0.81
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive									81	114